Schedule of Actual Weighted Average Shares Used in Calculating Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average shares basic	88.2	92.1	95.5
Effect of dilutive securities:
stock options/share awards	0.2	0.3	0.4
Weighted average shares diluted	88.4	92.4	95.9